Interest bearing debt, Scheduled debt repayments (Details) - USD ($) $ in Thousands		Sep. 30, 2021	Feb. 28, 2021	Jan. 31, 2021
Interest-bearing debt [Abstract]
Total debt		$ 533,616
Unamortized upfront fees bank loans		(8,817)
Total interest bearing debt		524,799
Q4 2021 [Member]
Interest-bearing debt [Abstract]
Total debt		3,139
2022 [Member]
Interest-bearing debt [Abstract]
Total debt		10,129
2023 [Member]
Interest-bearing debt [Abstract]
Total debt		92,262
Thereafter [Member]
Interest-bearing debt [Abstract]
Total debt		$ 428,085
ABN Amro Credit Facility [Member]
Interest-bearing debt [Abstract]
Interest rate spread	[1]	2.40%
Total debt	[1]	$ 230,067
Undrawn borrowing facilities		100,000
ABN Amro Credit Facility [Member] | Q4 2021 [Member]
Interest-bearing debt [Abstract]
Total debt	[1]	0
ABN Amro Credit Facility [Member] | 2022 [Member]
Interest-bearing debt [Abstract]
Total debt	[1]	0
ABN Amro Credit Facility [Member] | 2023 [Member]
Interest-bearing debt [Abstract]
Total debt	[1]	30,811
ABN Amro Credit Facility [Member] | Thereafter [Member]
Interest-bearing debt [Abstract]
Total debt	[1]	$ 199,256
Credit Agricole Credit Facility [Member]
Interest-bearing debt [Abstract]
Interest rate spread		2.19%
Total debt		$ 35,812
Credit Agricole Credit Facility [Member] | Q4 2021 [Member]
Interest-bearing debt [Abstract]
Total debt		676
Credit Agricole Credit Facility [Member] | 2022 [Member]
Interest-bearing debt [Abstract]
Total debt		2,703
Credit Agricole Credit Facility [Member] | 2023 [Member]
Interest-bearing debt [Abstract]
Total debt		32,433
Credit Agricole Credit Facility [Member] | Thereafter [Member]
Interest-bearing debt [Abstract]
Total debt		$ 0
Danish Ship Finance Credit Facility [Member]
Interest-bearing debt [Abstract]
Interest rate spread		2.00%
Total debt		$ 35,187
Danish Ship Finance Credit Facility [Member] | Q4 2021 [Member]
Interest-bearing debt [Abstract]
Total debt		1,213
Danish Ship Finance Credit Facility [Member] | 2022 [Member]
Interest-bearing debt [Abstract]
Total debt		2,427
Danish Ship Finance Credit Facility [Member] | 2023 [Member]
Interest-bearing debt [Abstract]
Total debt		2,427
Danish Ship Finance Credit Facility [Member] | Thereafter [Member]
Interest-bearing debt [Abstract]
Total debt		$ 29,120
Nordea Credit Facility [Member]
Interest-bearing debt [Abstract]
Interest rate spread	[2]	1.90%
Total debt	[2]	$ 232,550
Total interest bearing debt			$ 50,000	$ 15,000
Undrawn borrowing facilities	[2]	80,500
Nordea Credit Facility [Member] | Q4 2021 [Member]
Interest-bearing debt [Abstract]
Total debt	[2]	1,250
Nordea Credit Facility [Member] | 2022 [Member]
Interest-bearing debt [Abstract]
Total debt	[2]	5,000
Nordea Credit Facility [Member] | 2023 [Member]
Interest-bearing debt [Abstract]
Total debt	[2]	26,591
Nordea Credit Facility [Member] | Thereafter [Member]
Interest-bearing debt [Abstract]
Total debt	[2]	$ 199,709

[1]	$100.0 mill. undrawn as of September 30, 2021.
[2]	$80.5 mill. undrawn as of September 30, 2021.